Consolidated Statements of Change in Shareholders' Equity		Common Stock [Member] USD ($) shares	Common Stock [Member] HKD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	USD ($)	HKD ($)
Beginning balance, value at Dec. 31, 2019			$ 11,700				$ 3,468,914		$ 3,480,614
Beginning balance, shares at Dec. 31, 2019 | shares	[1]	15,000,000	15,000,000
Net loss							4,199,625		4,199,625
Dividend distribution							(3,750,000)		(3,750,000)
Ending balance, value at Dec. 31, 2020			$ 11,700				3,918,539		3,930,239
Ending balance, shares at Dec. 31, 2020 | shares	[1]	15,000,000	15,000,000
Net loss							1,578,624		1,578,624
Ending balance, value at Dec. 31, 2021			$ 11,700				5,497,163		5,508,863
Ending balance, shares at Dec. 31, 2021 | shares	[1]	15,000,000	15,000,000
Net loss							(3,842,278)	$ (492,505)	(3,842,278)
Dividend distribution							(4,000,000)		(4,000,000)
Issuance of ordinary shares upon IPO, net			$ 3,925		138,662,858				138,666,783
Issuance of ordinary shares upon IPO, net, shares | shares	[1]	5,000,000	5,000,000
Exercise of warrants			$ 201						201
Exercise of warrants, shares | shares	[1]	256,099	256,099
Ending balance, value at Dec. 31, 2022		$ 2,029	$ 15,826	$ 17,773,871	$ 138,662,858	$ (300,598)	$ (2,345,115)	$ 17,475,302	$ 136,333,569
Ending balance, shares at Dec. 31, 2022 | shares	[1]	20,256,099	20,256,099

[1]	Giving retroactive effect to the 150,000-for-1 share split effected on July 15, 2021.